Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property and Equipment
The following table provides the range of estimated useful lives used for each asset type:

Computer software / hardware	3-10 years
Machinery and equipment	3-15 years
Research and laboratory equipment	3-10 years
Furniture and fixtures	3-10 years
Buildings, improvements, leasehold improvements and other	4-50 years

Provisions for Sales Returns and Allowances

The following table summarizes the activity in the Company’s major categories of SRA (in millions):

	Chargebacks	Rebates	Returns and Other Allowances	Cash Discounts	Total
Balance at December 31, 2009	$117.4	$188.4	$97.5	$15.3	$418.6
Provision related to sales in 2010	1,175.5	755.0	206.5	90.5	2,227.5
Credits and payments	(1,192.1)	(723.5)	(214.7)	(88.8)	(2,219.1)

Balance at December 31, 2010	100.8	219.9	89.3	17.0	427.0

Provision related to sales in 2011	1,308.1	1,113.2	306.6	120.5	2,848.4
Credits and payments	(1,248.0)	(844.1)	(273.9)	(102.6)	(2,468.6)

Balance at December 31, 2011	160.9	489.0	122.0	34.9	806.8

Add: Actavis Acquisition (revised)	94.3	359.4	171.4	9.7	634.8
Provision related to sales in 2012	1,522.4	1,484.4	485.5	155.2	3,647.5
Credits and payments	(1,566.1)	(1,482.0)	(429.4)	(162.9)	(3,640.4)

Balance at December 31, 2012	$211.5	$850.8	$349.5	$36.9	$1,448.7

Earnings Per Share

A reconciliation of the numerators and denominators of basic and diluted EPS consisted of the following (in millions, except per share amounts):

	Years Ended December 31,
	2012	2011	2010
EPS — basic
Net income attributable to common shareholders	$97.3	$260.9	$184.4

Basic weighted average common shares outstanding	125.8	124.5	122.4

EPS — basic	$0.77	$2.10	$1.51

EPS — diluted
Net income attributable to common shareholders	$97.3	$260.9	$184.4

Basic weighted average common shares outstanding	125.8	124.5	122.4
Effect of dilutive securities:
Dilutive stock awards	2.6	2.0	1.8

Diluted weighted average common shares outstanding	128.4	126.5	124.2

EPS — diluted	$0.76	$2.06	$1.48